Financial Instruments - Fair Values (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [abstract]
Summary of Fair Values of Financial Assets And Financial Liabilities
The following table shows the carrying amounts and fair values of financial assets and financial liabilities.

In thousands of euro	Note	Financial Assets at amortised cost	Total	Fair Value	Level in the fair value hierarchy
December 31, 2020
Loan receivables	10	29,998	29,998	30,231	3
Cash guarantees and deposits	10	9,364	9,364	—	1
December 31, 2019
Cash guarantees and deposits	10	6,963	6,963	—	1